Other assets - Schedule of Leased Equipment (Details) - Operating lease assets - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	£ 6,523	£ 4,816
Electric vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	3,259	1,610
Internal combustion engine vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	1,815	2,042
Hybrid vehicles
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	1,444	1,159
Other
PROPERTY, PLANT AND EQUIPMENT (Details) - Schedule of Property, Plant and Equipment [Line Items]
Property, plant and equipment:	£ 5	£ 5